Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2014
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2014, 2013 and 2012

(All currency expressed in United States dollars in thousands)

	2014		2013		2012
Operating expenses:
General and administrative expense		$3,755		$3,353		$2,555
Long-term incentive compensation expense		425		499		1,340

Total operating expenses		4,180		3,852		3,895

Loss from operations		(4,180)		(3,852)		(3,895)

Other income:
Equity in net income of subsidiaries		199,232		193,222		209,036
Interest income		2		4		5

Net other income		199,234		193,226		209,041

Income before income tax		195,054		189,374		205,146
Income tax expense		—		—		(83)

Net income		195,054		189,374		205,063
Less: Net (income) loss attributable to the noncontrolling interests	(5,692)		(6,565)		1,887

Net income attributable to Textainer Group Holdings Limited common shareholders	$189,362		$182,809		$206,950

Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$3.34		$3.25		$4.04
Diluted	$3.32		$3.21		$3.96
Weighted average shares outstanding (in thousands):
Basic	56,719		56,317		51,277
Diluted	57,079		56,862		52,231
Other comprehensive income:
Foreign currency translation adjustments		(112)		(45)		142

Comprehensive income		194,942		189,329		205,205
Comprehensive (income) loss attributable to the noncontrolling interest		(5,692)		(6,565)		1,887

Comprehensive income attributable to Textainer Group Holdings Limited common shareholders		$189,250		$182,764		$207,092

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2014 and 2013

(All currency expressed in United States dollars in thousands)

	2014	2013
Assets
Current assets:
Cash and cash equivalents	$2,743	$1,256
Prepaid expenses	204	200
Due from affiliates, net	410	3,302

Total current assets	3,357	4,758
Investments in subsidiaries	1,189,841	1,093,789

Total assets	$1,193,198	$1,098,547

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$653	$724

Total current liabilities	653	724

Shareholders’ equity:
Common shares	565	564
Additional paid-in capital	378,316	366,197
Accumulated other comprehensive income	(43)	69
Retained earnings	813,707	730,993

Total shareholders’ equity	1,192,545	1,097,823

Total liabilities and shareholders’ equity	$1,193,198	$1,098,547

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2014, 2013 and 2012

(All currency expressed in United States dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$195,054	$189,374	$205,063

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(199,232)	(193,222)	(209,036)
Dividends received from subsidiaries	99,500	98,000	76,500
Share-based compensation	7,499	5,694	7,968
Decrease (increase) in:
Accounts receivable, net	-	-	50
Prepaid expenses	(4)	52	(22)
Increase (decrease) in:
Accrued expenses	(71)	335	(454)

Total adjustments	(92,308)	(89,141)	(124,994)

Net cash provided by operating activities	102,746	100,233	80,069

Cash flows from investing activities:
Increase (decrease) in investments in subsidiaries, net	112	46	(184,142)

Net cash provided by (used in) investing activities	112	46	(184,142)

Cash flows from financing activities:
Issuance of common shares upon exercise of share options	2,497	3,617	4,669
Issuance of common shares in public offering	-	-	184,839
Dividends paid	(106,648)	(104,199)	(83,473)
Due from affiliates, net	2,892	(2,451)	(636)

Net cash (used in) provided by financing activities	(101,259)	(103,033)	105,399

Effect of exchange rate changes	(112)	(45)	142

Net increase (decrease) in cash and cash equivalents	1,487	(2,799)	1,468

Cash and cash equivalents, beginning of the year	1,256	4,055	2,587

Cash and cash equivalents, end of the year	$2,743	$1,256	$4,055